Risk management - Schedule of exposure to risk, Spain residential mortgage (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Spain | Mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	63,688	62,324	59,605
Spain | Mortgages | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,088	1,860	1,850
Spain | Mortgages | Gross carrying amount | Without mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	288	419	387
Spain | Mortgages | Gross carrying amount | Without mortgage guarantee | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	24	115	75
Spain | Mortgages | Gross carrying amount | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	63,400	61,905	59,218
Spain | Mortgages | Gross carrying amount | With mortgage guarantee | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 1,064	€ 1,745	€ 1,775